Offerings	Mar. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	888,952
Proposed Maximum Offering Price per Unit	1.14
Maximum Aggregate Offering Price	$ 1,013,405
Fee Rate	0.01381%
Amount of Registration Fee	$ 139.95
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of the common stock, $0.0001 par value per share (the “Common Stock”), of Local Bounti Corporation (the “Registrant”) that become issuable with respect to the securities identified in the above table, by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock.
(2)    Represents additional shares of Common Stock reserved for issuance under the 2021 Equity Incentive Plan, as amended, resulting from an automatic annual increase in the number of shares reserved for issuance under such plan on January 1, 2026.
(3) Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $1.14 was computed by averaging the high and low prices of a share of the Registrant’s Common Stock as reported on the New York Stock Exchange on March 23, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	222,238
Proposed Maximum Offering Price per Unit	0.97
Maximum Aggregate Offering Price	$ 215,571
Fee Rate	0.01381%
Amount of Registration Fee	$ 29.77
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of the common stock, $0.0001 par value per share (the “Common Stock”), of Local Bounti Corporation (the “Registrant”) that become issuable with respect to the securities identified in the above table, by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock.
(4) Represents additional shares of Common Stock under the 2021 Employee Stock Purchase Plan (the “2021 ESPP”) resulting from an automatic annual increase in the number of shares reserved for issuance under such plan on January 1, 2026.
(5)    Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is equal to 85% of $1.14, which was computed by averaging the high and low prices of a share of the Registrant’s Common Stock as reported on the New York Stock Exchange on March 23, 2026. Under the 2021 ESPP, the purchase price of a share of Common Stock is equal to 85% of the fair market value of the Registrant’s Common Stock on the offering date or the purchase date, whichever is less.